Cover - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-37968
Entity Registrant Name	YATRA ONLINE, INC.
Entity Central Index Key	0001516899
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Gulf Adiba, Plot No. 272
Entity Address, Address Line Two	4th Floor, Udyog Vihar, Phase-II
Entity Address, Address Line Three	Sector-20, Gurugram
Entity Address, City or Town	Haryana
Entity Address, Country	IN
Entity Address, Postal Zip Code	122008
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	YTRA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6074	1712
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of Yatra Online, Inc. (the “Company”) as of March 31, 2025, the related consolidated statements of profit or loss and other comprehensive income/ (loss), changes in equity, and cash flows for the year ended March 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements.”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as at March 31, 2025, and the results of its operations and its cash flows for the year ended March 31, 2025, in conformity with International Financial Reporting Standards as issued by International Accounting Standard Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of March 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO) and our report dated July 31, 2025, expressed an adverse opinion thereon.

Auditor Name	BDO India LLP	Ernst & Young Associates LLP
Auditor Location	Gurugram, India	Gurugram, India
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	60,219,771
Entity Listing, Par Value Per Share	$ 0.0001
Ordinary shares class F [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,854,871
Entity Listing, Par Value Per Share	$ 0.0001
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Gulf Adiba, Plot No. 272
Entity Address, Address Line Two	4th Floor, Udyog Vihar, Phase-II
Entity Address, Address Line Three	Sector-20, Gurugram
Entity Address, City or Town	Haryana
Entity Address, Country	IN
Entity Address, Postal Zip Code	122008
City Area Code	91 124
Local Phone Number	4591700
Contact Personnel Name	Dhruv Shringi